DERIVATIVE FINANCIAL INSTRUMENTS - Fair value adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in other comprehensive income	$ (12.0)	$ (7.1)	$ 6.8
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	(11.8)	0.3	7.3
Revenue
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.4	(2.1)	0.5
Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	(0.1)	1.1	1.2
Financial items
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	2.1	1.0	(3.4)
Staff costs included in operating expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	(2.0)	0.1	0.3
Staff costs included in administrative expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	(1.5)	0.2	0.2
Forward freight agreements | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in other comprehensive income	(0.5)	0.9	(0.3)
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	0.0	0.5	(0.4)
Forward freight agreements | Revenue
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.4	(2.1)	0.5
Forward freight agreements | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward freight agreements | Financial items
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward freight agreements | Staff costs included in operating expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward freight agreements | Staff costs included in administrative expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Bunker swaps | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in other comprehensive income	0.9	(2.0)	0.0
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	(0.3)	(1.2)	0.8
Bunker swaps | Revenue
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	(0.1)	1.1	1.2
Bunker swaps | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	(0.1)	1.1	1.2
Bunker swaps | Financial items
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Bunker swaps | Staff costs included in operating expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Bunker swaps | Staff costs included in administrative expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward exchange contracts | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in other comprehensive income	1.4	(3.7)	4.4
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	(0.4)	(1.8)	1.8
Forward exchange contracts | Revenue
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward exchange contracts | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward exchange contracts | Financial items
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward exchange contracts | Staff costs included in operating expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	(2.0)	0.1	0.3
Forward exchange contracts | Staff costs included in administrative expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	(1.5)	0.2	0.2
Interest rate swaps | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in other comprehensive income	(13.8)	(2.3)	2.7
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	(11.1)	2.8	5.1
Interest rate swaps | Revenue
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Interest rate swaps | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Interest rate swaps | Financial items
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	2.1	1.0	(3.4)
Interest rate swaps | Staff costs included in operating expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Interest rate swaps | Staff costs included in administrative expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	$ 0.0	$ 0.0	$ 0.0